Related parties - Additional information (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Related Party Transactions
Share-based payment expense for non-executive directors	€ 1,313,000	€ 2,314,000
Non-Executive Directors | Warrant
Related Party Transactions
Share-based payment expense for non-executive directors	1,400,000	218,000
Cochlear | Construction in progress
Related Party Transactions
Additions	€ 52,000	€ 242,000